september 30, 1999

annual

report

Calvert cash
reserves Institutional prime fund

Table
of
Contents

Shareholder
Letter
1

Report of Independent Accountants
2

Statement
of Net Assets
3

Statement
of Operations
7

Statements
of Changes in
Net Assets
8

Notes to
Financial Statements
9

Financial Highlights
10

Y2K Update
11

Dear Shareholders:

This year has been marked by a turn around in interest rate expectations. The series of interest rate hikes and tightening bias announcements have moved rates sharply higher in the short end of the bond markets.
Rapidly rising rates in Japan and England, and a fast growing US economy have also combined to create market expectations of potential inflation. The Fed has been keeping a diligent watch over rising employment levels, rising stock prices, and a weakening dollar. Over the course of the year they have increased the discount rate once and the federal funds rate once. In addition, they have adopted a tightening bias, meaning they feel one or more rate hikes may be needed soon to keep inflation under control.

Yields on Treasury bills have not moved as much as on money market instruments because of the reduction in treasury financing needs. This, combined with year-end concerns, could keep money market and treasury supply low for the remainder of the year.

STRATEGY
The Fund started the year with an average maturity of 53 days. In anticipation of rising rates, we shortened the Fund to 30 days by the end of December 1998. As rates moved higher throughout the start of 1999, the Fund purchased higher yielding securities, thereby extending the maturity back out to 57 days. The Fund continues to invest heavily in floating rate instruments that will reset at higher levels as interest rates move higher.

PERFORMANCE
For the past 12 months, the Fund returned
5.18%, outperforming the Lipper
Institutional Money Market Funds average of
4.84%

OUTLOOK
The Fed will continue to carefully monitor the economy for any signs of inflation.
Concerns over very low unemployment and
rising wage inflation have fueled the fires for still higher rates. Market participants are looking toward more rate increases in late 1999 or early 2000. The wild card will be Year 2000 worries. The Fed has increased liquidity for year-end by announcing changes to the requirements for borrowing at the discount window but wary portfolio managers continue to keep large supplies of cash available for any unforeseen demands.

We will continue to structure the Fund with high liquidity as the year-end approaches so that we may take advantage of any additional
Fed moves and any additional liquidity
demands of the shareholders.

Sincerely,




Laurie Webster
Barbara J. Krumsiek
Portfolio Manager
President and CEO

October 27, 1999

Quality Structure of Portfolio
Rule 2a-7 under the Investment Company Act of 1940 applies to every money market fund to ensure that a money market fund invests only in high quality obligations, takes minimal credit risks, and has a stable price per share. The Fund invests in accordance with Rule 2a-7 under the Investment Company
Act of 1940, as amended.

Report of independent accountants
To the Board of Trustees of Calvert Cash
Reserves and Shareholders of Institutional
Prime Fund:
In our opinion, the accompanying statement
of net assets and the related statement of
operations, the statements of changes in net
assets and the financial highlights present
fairly, in all material respects, the
financial position of Institutional Prime
Fund (the sole series of Calvert Cash
Reserves, hereafter referred to as the
"Fund"), at September 30, 1999, and the
results of its operations, the changes in
its net assets and the financial highlights
for
each of the periods presented, in conformity
with accounting principles generally
accepted in the United States. These
financial statements and the financial
highlights (hereafter referred to as
"financial statements") are the
responsibility of the Fund's management; our
responsibility is to express an opinion on
these financial statements based on our
audits. We conducted our audits of these
financial statements in accordance with
auditing standards generally accepted in the
United States, which require that we plan
and perform the audit to obtain reasonable
assurance about whether the financial
statements are free of material
misstatement. An audit includes examining,
on a test basis, evidence supporting the
amounts and disclosures in the financial
statements, assessing the accounting
principles used and significant estimates
made by management, and evaluating the
overall financial statement presentation. We
believe that our audits, which included
confirmation of securities at September 30,
1999 by correspondence with custodians and
brokers, provide a reasonable basis for the
opinion expressed above.
PricewaterhouseCoopers LLP
Baltimore, Maryland
November 10, 1999
STATEMENT OF NET ASSETS
September 30, 1999
                         Principal
TAXABLE VARIABLE RATE DEMAND
  NOTES - 58.1%           Amount     Value
Alamo Heights TX Higher Education Facilities
VRDN, 5.45%, 4/1/07, LOC Bank of Ohio.
$5,475,000    $5,475,000 Alsip Motel Limited
Partnership VRDN, 5.83%, 5/1/24, LOC: FHLB
Indianapolis                    3,850,000
3,850,000 American Healthcare Funding VRDN,
5.45%,
  5/1/27, LOC: Lasalle Bank     5,000,000
5,000,000                3/1/29, LOC:
Lasalle Bank             3,900,000 3,900,000
Arkansas State Development Finance Authority
VRDN, 5.43%, 8/1/30, LOC: FNB Chicago
17,750,000    17,750,000 Barton Healthcare
VRDN, 5.43%, 2/15/25, LOC: American National
Bank and Trust           1,600,000 1,600,000
Bel Air VRDN, 5.45%, 12/1/15, LOC: Amsouth
Bank
5,980,000      5,980,000 Berks County
Pennsylvania IDA VRDN, 5.50%, 7/1/16,
  LOC: First Union Bank  3,000,000 3,000,000
Betters Group VRDN, 5.45%, 2/1/12, LOC:
Century National Bank and Trust,
  C/LOC: Mellon Bank     50,000    50,000
Bexar County Texas Health Facilities
Development VRDN, 5.09%, 2/1/22, LOC:
Kredietbank              3,340,000 3,340,000
Blount/Strange Realty Holdings VRDN, 5.45%,
7/1/16, LOC: Regions Bank
4,125,000      4,125,000 Boone County
Kentucky Industrial Building Revenue VRDN,
5.65%, 11/1/08,
  LOC: Bank of America   800,000  800,000
California Housing Finance Agency VRDN,
5.40%, 8/1/19, LOC: Bank of America
7,100,000      7,100,000 California
Pollution Control VRDN,
  5.78%, 7/1/06, LOC: Wells Fargo Bank
1,200,000      1,200,000        5.83%, 6/1
/14, LOC: Comerica Bank 2,960,000 2,960,000
California Statewide Community Development
VRDN,
  5.30%, 5/1/27, LOC: Heller Financial,
C/LOC: Commerzbank, AG
950,000          950,000 5.80%, 7/1/27, LOC:
Heller Financial, C/LOC: Commerzbank, AG
525,000          525,000 Capital One Funding
VRDN, 5.43%, 8/3/15, LOC: Bank One Ohio
5,200,000      5,200,000 Capreit Carmel
Financial VRDN, 5.65%, 2/1/01, LOC: Credit
Suisse
10,500,000    10,500,000 Chicago Illinois
VRDN, 5.43%, 2/1/19, LOC: Lasalle Bank
1,870,000      1,870,000 Cloquet Industrial
Facilities VRDN, 5.43%, 4/1/26, LOC:
Wachovia
Bank and Trust           8,800,000 8,800,000
Colorado Health Facilities Authority Revenue
VRDN,
  5.09%, 2/1/13, LOC: Kredietbank
3,685,000      3,685,000        5.75%, 2/1
/25, LOC: Kredietbank    5,115,000 5,115,000
5.09%, 2/1/25, LOC: Kredietbank
5,315,000      5,315,000        4.85%, 11/
1/26, LOC: Kredietbank   5,850,000 5,850,000
Columbus Georgia IDA Revenue VRDN, 5.55%,
1/1/05, LOC: Fleet Bank
750,000          750,000 Eagles Landing
Limited VRDN, 5.65%, 9/1/26, LOC: Regions
Bank
6,370,000      6,370,000 550 West 14th Place
Illinois, VRDN, 5.55%, 2/1/29, LOC: Harris
Trust
4,900,000      4,900,000 Florida Housing
Finance Agency VRDN, 6.40%, 7/1/23, LOC:
Heller Financial, C/LOC: Commerzbank, AG
750,000          750,000 Four Fishers VRDN,
6.13%, 4/1/24, LOC: Lasalle Bank
6,595,000      6,595,000 Glacier 600 Revenue
Bond VRDN, 5.40%, 11/1/16, LOC: US Bank -
National Association     3,025,000 3,025,000
Health Midwest Ventures Group, VRDN, 5.43%,
8/1/19, LOC: Bank of America
5,000,000      5,000,000 Healthrack Sports
and Wellness VRDN, 5.43%, 2/15/27, LOC:
American National Bank and Trust
1,900,000      1,900,000 Illinois Housing
Development Authority VRDN,
  5.475%, 12/1/21, INSUR: AMBAC, LOC:
Citibank
3,905,000      3,905,000 5.425%, 6/1/22,
INSUR: AMBAC, LOC: Citibank
1,590,000      1,590,000 Indiana State
Development Finance Authority VRDN, 7.25%,
9/1/16 LOC: National City Bank  29,800,000
29,800,000 Kit Carson County Colorado VRDN,
5.55%, 6/1/27, LOC: Norwest Bank
2,000,000      2,000,000 La Mirada
California IDA VRDN, 5.43%, 12/1/26,
  LOC: First National Bank Chicago
3,250,000      3,250,000 Liliha Partners
Hawaii VRDN, 5.45%, 8/1/24, LOC: First
National Bank Chicago
3,500,000      3,500,000 Maine Financial
Authority VRDN, 5.75%, 6/1/08, LOC: Fleet
Bank
7,940,000       7,940,000

                         Principal
TAXABLE VARIABLE RATE DEMAND
NOTES - (Cont'd)          Amount     Value
Massachusetts Nursing Homes VRDN, 5.43%,
11/15/13, LOC: American National Bank and
Trust          $1,350,000$1,350,000Maricopa
County Arizona IDA VRDN, 5.50%, 2/1/29, LOC:
Banque National de Paris        1,855,000
1,855,000 Meriter Hospital VRDN, 5.45%,
12/1/16, LOC: Firstar Bank
1,825,000      1,825,000 Meriter Management
Services VRDN, 5.50%, 12/1/16, LOC: Firstar
Bank                            4,745,000
4,745,000 Michigan State Hospital Financial
Authority VRDN, 5.40%, 5/15/28, LOC:
National Bank of Detroit 5,000,000 5,000,000
Mississippi Business Finance Authority VRDN,
  5.65%, 11/1/06, LOC: Marshall & Ilsley
Bank
4,750,000      4,750,000        5.45%, 6/1
/10, LOC: National Bank of Detroit
3,700,000      3,700,000        5.55%, 12/
1/13, LOC: FNB Boston    2,500,000 2,500,000
5.43%, 2/1/19, GA: Sara Lee     2,000,000
2,000,000 Montgomery Cancer Center VRDN,
5.45%, 10/10/12, LOC: Southtrust Bank,
Alabama                  4,020,000 4,020,000
Montgomery County New York VRDN, 5.55%,
5/1/25, LOC: FHLB
New York                        3,610,000
3,610,000 Montgomery Surgical Center VRDN,
5.45%, 3/1/24, LOC: Suntrust Bank
3,870,000      3,870,000 New Hampshire
Business Financial Authority VRDN, 5.55%,
11/1/17, LOC: Norwest Bank      5,000,000
5,000,000 New Jersey Sports and Expo
Authority VRDN, 5.475%, 1/1/17, INSUR:
AMBAC, LOC: Citibank     1,000,000 1,000,000
North Greenbush New York IDA VRDN, 5.70%,
11/1/08, LOC: Abn Amro Bank
4,400,000      4,400,000 Ohio State VRDN,
5.375%, 10/1/21, INSUR: AMBAC, TOA: Citibank
6,500,000      6,500,000 Physicians Plus
Medical Group VRDN, 6.00%, 8/1/16, LOC:
LaSalle Bank
12,100,000    12,100,000 Pleasant Hill
California Redevelopment Agency VRDN, 5.80%,
8/1/26, LOC: Heller Financial, C/LOC:
Commerzbank, AG
180,000           180,000Richmond Virginia
Redevelopment and Housing Authority VRDN,
5.40%, 12/1/25,
  LOC: Wachovia Bank and Trust  4,235,000
4,235,000 Roosevelt Paper Company VRDN,
5.50%, 6/1/12, LOC: Corestates
6,135,000      6,135,000 Sacramento County
California VRDN, 5.35%, 7/1/22, LOC: Bayer
Lands Bank
1,700,000      1,700,000 San Joaquin
Mariners Association VRDN, 5.50%, 7/1/29,
LOC: Credit Suisse
1,900,000      1,900,000 San Leandro
California Multifamily Housing VRDN, 5.80%,
10/1/27, LOC: Commerzbank, AG   2,255,000
2,255,000 South Central Communications
Corporation VRDN, 5.43%, 6/1/13, LOC:
Citizens National Bank,
  C/LOC: Suntrust Bank   9,870,000 9,870,000
St. Josephs County Economic Development
VRDN, 5.83%, 6/1/27, LOC: FHLB Indianapolis
865,000          865,000 St. Paul Minnesota
Housing and Redevelopment Authority VRDN,
5.40%, 6/1/15, LOC: Credit Local de France
2,400,000      2,400,000 St. Paul Minnesota
Housing and Redevelopment Authority VRDN,
5.40%, 3/1/18, LOC: Credit Local de France
1,220,000      1,220,000 Sault Marie Tribe
Building VRDN, 5.651%, 6/1/03, LOC: First
American Bank
4,245,000      4,245,000 Shawnee Private
Activity VRDN, 5.55%, 12/01/12, LOC: Chase
Manhattan                       6,700,000
6,700,000 Suffolk County New York IDA VRDN,
5.40%, 12/15/07,
  LOC: Chase Manhattan   3,635,000 3,635,000
Sussex County Delaware VRDN, 5.78%, 11/1/27,
LOC: Wilmington Trust Co.
3,000,000      3,000,000 Texas State VRDN,
5.405%, 12/1/27, TOA: Citibank
1,384,000      1,384,000 Triangle Funding
Limited VRDN, 5.35%, 10/15/99, US Government
Collateral                      7,000,000
7,000,000 Village of Schaumberg Illinois
VRDN,
  5.48%, 12/1/13, BPA: First National Bank
Chicago
2,800,000      2,800,000        5.48%, 12/
1/20, BPA: First National Bank Chicago
3,600,000      3,600,000 Virginia State
Housing Development Authority VRDN,
  5.475%, 11/1/11, BPA: Citibank
2,900,000      2,900,000        5.35%, 1/1
/47, BPA: Citibank       8,000,000 8,000,000
Washington State Housing Finance,
  5.40%, 2/1/28, LOC: US Bank - National
Association
3,025,000      3,025,000        5.40%, 7/1
/29, LOC: Bank One Arizona
2,760,000      2,760,000 Waukesha Health
Systems VRDN, 5.45%, 8/15/26, LOC: Bank of
America                         2,100,000
2,100,000

     Total Taxable Variable Rate Demand
Notes (Cost $345,349,000)
345,349,000

                         Principal
CORPORATE OBLIGATIONS - 19.7%       Amount
Value
Bayereische Landesbank New York, 5.875%,
4/7/00
$9,500,000    $9,499,589 Bear Stearns Co,
Inc.
  6.50%, 7/05/00         13,000,000 13,076
,570       6.75%, 8/15/00       10,000,000
10,063,400 CIT Group Holdings, Inc.,
  6.125%, 11/15/99       9,000,000 9,012,799
5.875%, 03/10/00         3,000,000 3,002,384
Dutchess County New York, 5.93%,
11/15/99(Mandatory put 11/15/99),
BPA: Landesbank Hessen-Thuringen, INSUR:
MBIA
3,000,000      3,002,733 Ford Motor Credit,
7.30%, 5/9/00            5,000,000 5,046,605
Merrill Lynch, 6.70%, 8/1/00    11,000,000
11,068,090 New Jersey Sports and Expo
Authority, 6.00%, 3/1/00, LOC: FSA
2,920,000      2,925,582 Norwest Financial
Inc., 6.05%, 11/19/994,000,000 4,005,420 S
ara Lee Corporation,
  5.70%, 7/14/00         1,000,000 1,000,030
5.75%, 7/14/00           4,000,000 4,001,623
Transmission Agency of Northern California,
5.40%, 11/1/99, LOC: Westdeutsche Landes
5,600,000      5,600,000 United Healthcare
Corporation, 5.65%, 12/1/99
5,500,000      5,500,000 Vermont Economic,
Series B, 5.50%,12/02/99, LOC: National
Westminster Bank         3,475,000 3,475,000
Virginia Electric and Power, 5.875%, 4/1/00
6,000,000      6,002,488 Nebraska Public
Power,
  5.11%, 10/12/99, LOC:Bank of
America,Toronto Dominion
5,000,000      5,000,000        5.14%, 11/
03/99, LOC:Bank of America,Toronto Dominion
5,000,000       5,000,000
Oakland California Alameda County, Series A,
5.35%, 10/19/99, LOC: Canadian Imperial
10,800,000     10,800,000

     Total Corporate Obligations (Cost
$117,082,313)            117,082,313

COMMERCIAL PAPER - 18.6%
Baltimore Gas and Electric Company, 5.50%,
7/15/00,
2,470,000      2,464,146 Barton Capital
Corporation, 5.18%, 10/5/99, LLC: Societe
Generale
15,000,000    14,991,367 Commerzbank New
York Branch VRDN, 5.08%, 2/16/00
5,000,000      4,999,362 Deutsche Bank
Financial, 7.00%, 2/1/00 6,000,000 5,896,636
Duke University, 5.35%, 11/29/99
14,500,000    14,372,863 ING America
Insurance Holdings., 5.19%, 11/04/99, GA:
International Neder Verz        10,000,000
9,950,983 Island Finance Puerto Rico, Inc.,
5.41%, 1/18/00, LOC: Norwest Bank
7,000,000      6,885,338 Jefferson Pilot
Corporation,
  5.70%, 2/02/00         10,000,000 9,803,
667  5.41%, 2/14/00      7,000,000 6,856,936
Market Street Funding Corporation, 5.55%,
10/1/99
20,000,000    20,000,000 Royal Bank of
Canada, 5.12%, 3/22/00   4,500,000 4,499,386
Southern Electric Generating Company, 5.49%,
10/12/99
10,000,000      9,983,225

     Total Commercial Paper (Cost
$110,703,909)            110,703,909

                         Principal
CERTIFICATES OF DEPOSIT - 2.5%      Amount
Value
Bank of Montreal, Chicago. 5.090%, 4/17/00
$5,000,000     $4,999,212
Deutsche Bank, New York. 5.97%, 9/05/00
10,000,000      9,996,441

  Total Certificates of Deposit (Cost
$14,995,653)             14,995,653

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.8%
Federal Home Loan Mortgage Discount Notes,
5.40%, 2/2/00
5,000,000      4,907,000 Federal National
Mortgage Association Discount Notes,
  5.25%, 12/13/99        6,906,000 6,832,480
5.40%, 2/2/00            5,000,000 4,907,000

  Total U.S. Government Agency
Obligations(Cost $16,646,480)
16,646,480

       TOTAL INVESTMENTS (Cost $604,777,355)
- 101.7%
604,777,355
Other assets and liabilities, net - (1.7%)
(9,952,957)
       Net Assets - 100%        $594,824,398


Net Assets Consist of:
Paid-in capital applicable to 594,812,766
shares of beneficial interest,
  unlimited number of no par shares
authorized               $594,814,581Undis
tributed net investment income (loss)
9,817
     Net Assets                 $594,824,398
       Net Asset Value Per Share
$1.00

Explanation of Guarantees:
BPA: Bond-Purchase Agreement
LOC: Letter of Credit
C/LOC: Confirming Letter of Credit
GA: Guarantee Agreement
INSUR: Insurance
TOA: Tender Option Agreement


Abbreviations:
VRDN: Variable Rate Demand Notes
IDA: Industrial Development Authority


See notes to financial statements.

Statement of Operations
Year ended September 30, 1999

Net Investment Income
Investment Income
  Interest income               $31,204,035

Expenses
  Investment advisory fee
1,482,590
  Transfer agency fees and expenses
11,881
  Trustees' fees and expenses
59,538
  Administrative fees              296,518
  Custodian fees                    92,154
  Accounting fees                   42,440
  Registration fees                 68,171
  Reports to shareholders
21,258
  Professional fees                 18,450
  Miscellaneous                     41,860
     Total expenses              2,134,860
       Reimbursement from Advisor
(816,535)
       Fees paid indirectly
(62,767)
       Net expenses              1,255,558
       Net Investment Income    29,948,477

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss) on investments
1,698

       Increase (Decrease) in Net Assets
       Resulting From Operations
$29,950,175


See notes to financial statements.

Statements of Changes in Net Assets

                         Year EndedYear En
ded
                         September 30,Sept
ember 30,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $29,948,477$28,07
6,890
  Net realized gain (loss) on investments
1,698  6,285

  Increase (Decrease) in Net Assets
  Resulting From Operations     29,950,175
28,083,175

Distributions to shareholders from:
  Net investment income  (29,944,088)(28,0
75,575)
     Total distributions (29,944,088)(28,0
75,575)

Capital share transactions in dollars and
shares:
  Shares sold            6,188,045,0895,37
3,384,976
  Reinvestment of distributions 22,089,728
19,818,423
  Shares redeemed        (6,052,001,761)(5
,331,876,473)
     Total capital share transactions
158,133,056    61,326,926

Total Increase (Decrease) in Net Assets
158,139,143    61,334,526

Net Assets
Beginning of year        436,685,255375,35
0,729
End of year (including undistributed net investment
  income of $9,817 and $1,813 respectively)
$594,824,398 $436,685,255


See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Institutional Prime Fund
(the "Fund"), the sole series of Calvert
Cash Reserves, is registered under the
Investment Company Act of 1940 as a
diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.
Security Valuation: Securities are valued at amortized cost which approximates market.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually.
Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank.
Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Trustees of the Fund. For its services, the Advisor receives a monthly fee based on an annual rate of .25% of average daily net assets. Under the terms of the agreement, $135,222 was payable at year end.
Calvert Administrative Services Company,
Inc., an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .05% of the average daily net assets of the Fund. Under the terms of the agreement, $27,646 was payable at period end.
The Advisor voluntarily reimbursed the Fund for expenses of $816,535.
Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Fund.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, is the shareholder servicing agent for the Fund.
For its services, CSSI received a fee of $5,840 for the year ended September 30, 1999. Under the terms of the agreement, $603 was payable at year end. National Financial
Data Services, Inc., is the transfer and dividend disbursing agent.
Each Trustee of the Fund who is not
affiliated with the Advisor receives an
annual fee of $20,500 plus up to $1,500 for each Board and Committee meeting attended.
Trustee's fees are allocated to each of the funds served.
Note C -- Investment Activity
The cost of investments owned at September
30, 1999 was the same for federal income tax and financial reporting purposes.
As a cash management practice, the Fund may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor.
The Board has determined that all
transactions are executed at independently derived prices.

Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds (except for Calvert
Social Investment Fund Managed Index
Portfolio) and State Street Bank and Trust
Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only. Borrowings under this facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of
 .10% per annum will be incurred on the
unused portion of the committed facility which will be allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at September
30, 1999.




Financial Highlights

                         Years Ended
                         September 30,Sept
ember 30,
                            1999      1998
Net asset value, beginning           $1.00
$1.00
Income from investment operations
  Net investment income     .051      .056
Distributions from
  Net investment income   (.051)    (.056)
Net asset value, ending    $1.00     $1.00

Total return                         5.18%
5.74%
Ratios to average net assets:
  Net investment income    5.05%     5.59%
  Total expenses            .36%      .35%
  Expenses before offsets             .22%
 .14%
  Net expenses              .21%      .13%
Net assets, ending (in thousands)
$594,824         $436,685
Number of shares outstanding,
  ending (in thousands)  594,813   436,680


                                Years Ended
            September 30,September 30,Sept
ember 30,
                     1997   1996      1995
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.055 .040      .045
Distributions from
  Net investment income(.055)(.040) (.045)
Net asset value, ending$1.00$1.00    $1.00

Total return               5.55%     3.99%
4.55%
Ratios to average net assets:
  Net investment income5.55%4.80%    4.53%
  Total expenses     .38%  1.20%     1.41%
  Expenses before offsets   .07%      .73%
1.41%
  Net expenses       .06%   .69%     1.39%
Net assets, ending (in thousands) $375,351
$131,218          $26,775
Number of shares outstanding, ending (in
thousands)
375,353           131,217 26,821

Calvert Group and the Year 2000

Three years ago, Calvert Group recruited a task force to address the Y2K compliance problem. Headed by our Vice President of Information Technology, the task force developed a comprehensive Year 2000
Initiative that addressed all software and hardware systems that could possibly be susceptible to year-2000 problems.

Today we can report that we have completed
100 percent of our year-2000 Initiative and are currently monitoring our systems to ensure that they will remain compliant.


These are just some of the steps Calvert
Group has taken over the past 36 months:

      Inventory. To safeguard our inventory
systems we documented all hardware and
software systems used by Calvert Group.

      Assessment. Our system engineers made
an extensive evaluation of the readiness of each system and its susceptibility to year-
2000 problems.

      Remediation. We have modified
software codes, upgraded hardware, improved data interfaces and applied upgrades.

      Testing. We have deployed year-2000
test environments and executed test plans with dates from 1999 through 2000 and beyo nd.

      Implementation. We have released our
modified software, deployed upgraded
hardware and coordinated with business par tners where data interfaces have changed.

      Vendor Compliance. All significant
third-party vendors, including subadvisors, have been contacted and reported Y2K compl iance.


Finally, Calvert Group will re-test
continuously through the remainder of
1999 and into 2000 to ensure that operating platforms, third-party software, and interfaces to other systems remain stable throughout the rollover to the year 2000.

If you have any questions regarding the Year
2000 issue, please send e-mail
to customerservice@calvert.com or call
1.800.368.2748.

Calvert Group's Web site, www.calvert.com and our Voice Response Unit (800.368.2745) will be operational Saturday, January 1, 2000 and completely updated to include all account activity through year-end 1999. We encourage you to use either system to verify the status of your account. A customer service representative will be available to assist you Monday,
January 3, 2000.

This Page Intentionally Left Blank

Calvert
Cash
Reserves
Institutional
Prime
Fund

Principal Underwriter
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Calvert Group
INformation

To Open an Account
800-368-2748

Yields and Prices
Calvert Information Network
(24 hours, 7 days a week)
800-368-2745

Service for Existing Account
Shareholders: 800-368-2745
Brokers: 800-368-2746

TDD for Hearing Impaired
800-541-1524

Branch Office
4550 Montgomery Avenue
Suite 1000 North
Bethesda, Maryland 20814

Registered, Certified
or Overnight Mail
Calvert Group
c/o NFDS
330 West 9th Street
Kansas City, MO 64105

Web Site
http://www.calvert.com




This report is intended to provide fund
information to shareholders. It is not
authorized
for distribution to prospective investors unless preceded or accompanied by a prospectus.